8. INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Current tax expense
US Federal					$ 0	$ 0
State and local					0	0
Foreign					7,363	7,080
Total current tax expense					7,363	7,080
Deferred tax expense (benefit)
US Federal					0	0
State and local					0	0
Foreign					0	0
Total deferred tax expense (benefit)					0	0
Total tax expense
US federal					0	0
State and local					0	0
Foreign					7,363	7,080
Total	$ 2,034	$ 1,978	$ 3,312	$ 5,757	$ 7,363	$ 7,080